May 5, 2026
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: Thrive Series Trust, File Nos. 333-287739 and 811-24093

Ladies and Gentlemen:
This letter is being transmitted by means of electronic submission by Thrive Series Trust (the “Trust”), on behalf of Prospera Income ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2026 (Accession No. 0000894189-26-014158).

If you have any questions, please contact JoAnn M. Strasser at (614) 469-3265 or me at (614) 469-3215.

Very truly yours,
/s/ Zeynep D. Kart
Zeynep D. Kart